Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Effective Tax Rates, Including Discrete Items, Attributable to Continuing Operations

For the three and nine months ended March 31, 2016 and 2015, the effective tax rates, which includes the impact of discrete items, were as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015
Effective tax rate provision	63.1%	32.1%	43.7%	34.3%

Income tax expense for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and the year ended June 30, 2013:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Income tax expense at statutory rate	$1,801	$(24,895)	$(13,757)	$4,738
Non-deductible transaction costs	608	3,907	1,467	101
Foreign tax rate differentials	(4,245)	723	(455)	(1,609)
State taxes, net of federal benefit	(2,880)	(1,916)	(2,461)	468
Adjustment of uncertain tax positions and interest	(1,253)	—	—	—
Permanent differences	2,849	1,354	16	315
Valuation allowance	316	1,445	—	—
Other	924	(99)	(431)	182

Income tax expense (benefit)	$(1,880)	$(19,481)	$(15,621)	$4,195

Provision for Income Taxes

The Company’s provision for income taxes consists of the following for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and the year ended June 30, 2013:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Current:
State	$270	$127	$(395)	$453
Federal	—	3	—	64
Foreign	7,327	4,504	375	2,437

Total current	7,597	4,634	(20)	2,954

Deferred:
State	(2,880)	(2,043)	(1,535)	173
Federal	(7,497)	(17,850)	(13,818)	1,707
Foreign	900	(4,222)	(248)	(639)

Total deferred	(9,477)	(24,115)	(15,601)	1,241

Income tax expense (benefit)	$(1,880)	$(19,481)	$(15,621)	$4,195

Geographic Components of Income (Loss) Before Income Taxes

The geographic components of income (loss) before income taxes are as follows:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
United States	$(29,377)	$(68,079)	$(41,656)	$3,810
Rest of World	34,523	(3,050)	2,350	9,718

Income (loss) before income taxes	$5,146	$(71,129)	$(39,306)	$13,528

Deferred Tax Assests and Liabilities

The Company’s deferred tax assets and liabilities at June 30, 2015 and 2014 consist of the following:

	Successor
	June 30, 2015	June 30, 2014
Deferred tax assets:
Inventories	$2,194	$1,414
Net operating loss and other carryforwards	37,342	36,431
Allowance for doubtful accounts	894	401
Stock based and other compensation	1,502	2,509
Post-retirement benefits	6,125	14,670
Interest	—	688
Goodwill	2,057	—
Accrued expense and other	9,306	7,634

Gross deferred tax assets	59,420	63,747
Valuation allowance	(10,050)	(9,280)

Deferred income tax asset	49,370	54,467
Deferred income tax liabilities:
Property and equipment	(19,469)	(29,792)
Goodwill	—	(1,786)
Intangible assets	(99,940)	(117,301)

Deferred income tax liabilities	(119,409)	(148,879)

Net deferred tax liability	$(70,039)	$(94,412)

Reconciliation Unrecognized Tax Benefits, Including Interest and Penalties

A reconciliation of the beginning and ending amount of unrecognized tax benefits, including interest and penalties, is as follows:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
At the beginning of the period	$1,601	$348	$348	$348
Acquisitions	2,636	1,253	—	—
Accrued Interest and Penalty	65	—	—	—
Decreases for tax positions related to prior periods	(255)	—	—	—
Decreases due to lapsed statutes of limitations	(1,253)	—	—	—

At the end of the period	$2,794	$1,601	$348	$348